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[GRAPHIC]
Letterhead Of Ge Investment Management Incorporated





March 7, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549
Attention: Kathy Tewey

RE: GE Funds
    Securities Act File No. 33-51308
    Investment Company Act File No. 811-7142
    CIK 891079, Accession No. 928606-96-000007
    Post-Effective Amendment No. 17 to Registration
    Statement on Form N-1A filed on January 26, 1996

Dear Ms. Tewey:

Pursuant to our telephone conversation, please change the submission header for the above filing, which was incorrectly filed as a Form N-1A, to submission tag 485BPOS.

Thank you and please call me at (203) 326-2414 with any questions.

Very truly yours,

/s/ Carolyn C. Cornell
    Carolyn C. Cornell